CONVERTIBLE NOTE (Details Narrative) - USD ($)		12 Months Ended
	Feb. 02, 2024	Feb. 01, 2024	Dec. 31, 2023	Feb. 28, 2023	Jan. 31, 2023
Unsecured Convertible Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, face amount	$ 9,000,000		$ 6,000,000	$ 9,000,000
Repayments of principal amount.	1,500,000
Debt instrument, face amount adjusted	$ 7,500,000
Debt Instrument, maturity date	Feb. 01, 2025
Debt Instrument, interest rate	5.00%
Debt Instrument, periodic principal payment		$ 1,500,000
Debt Instrument, periodic interest payment		$ 450,000
Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, face amount					$ 9,000,000
Interest rate per annum					5.00%
Share price					$ 0.00172
Ordinary price per share					$ 0.688